Note 13 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Common Shares
	Number	Amount

Balance, December 31, 2022	44,226,493	$813,029